Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of reconciliation of changes in intangible assets

				2023
	Goodwill (i)	Rights to use natural resources	Other	Total
Balance at the beginning of the year
Cost	611,909	1,855,014	65,246	2,532,169
Accumulated amortization and impairment	(267,342)	(1,207,596)	(40,304)	(1,515,242)
Balance at the beginning of the year	344,567	647,418	24,942	1,016,927
Additions	-	-	3,087	3,087
Amortization	-	(71,488)	(3,041)	(74,529)
Impairment loss of long-lived assets – note 31	(42,660)	-	(27)	(42,687)
Foreign exchange effects	346	3,489	1,727	5,562
Transfers	4,859	132	(4,072)	919
Balance at the end of the year	307,112	579,551	22,616	909,279
Cost	630,787	1,859,147	53,865	2,543,799
Accumulated amortization and impairment	(323,675)	(1,279,596)	(31,249)	(1,634,520)
Balance at the end of the year	307,112	579,551	22,616	909,279

Average annual depreciation rates %	-	UoP	-

				2022
	Goodwill (i)	Rights to use natural resources	Other	Total
Balance at the beginning of the year
Cost	673,570	1,791,643	72,414	2,537,627
Accumulated amortization and impairment	(267,342)	(1,179,373)	(34,141)	(1,480,856)
Balance at the beginning of the year	406,228	612,270	38,273	1,056,771
Additions	-	57,529	-	57,529
Amortization	-	(76,695)	(5,639)	(82,334)
Impairment (loss) reversal of long-lived assets – note 31	(61,856)	48,107	-	(13,749)
Derecognition of Nexa’s share of Enercan's intangible assets	-	-	(9,382)	(9,382)
Foreign exchange effects	195	3,661	(45)	3,811
Transfers	-	2,546	1,735	4,281
Balance at the end of the year	344,567	647,418	24,942	1,016,927
Cost	611,909	1,855,014	65,246	2,532,169
Accumulated amortization and impairment	(267,342)	(1,207,596)	(40,304)	(1,515,242)
Balance at the end of the year	344,567	647,418	24,942	1,016,927

Average annual depreciation rates %	-	UoP	-

(i) At December 31, 2023, the balances of the Company’s recognized goodwill were: USD 95,830 (2022 - USD 95,485) allocated to Cajamarquilla CGU, USD 4,972 (2022 - USD 4,613) allocated to Juiz de Fora, and USD 206,423 (2022 - USD 249,082) allocated to the Mining Peru group of CGU. In 2023, the recoverability of goodwill was tested, as explained in note 31.